Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Payable [Abstract]
Accrued expenses	$ 604	$ 459
Employee benefits	1,175	1,122
Contingent liability	199	217
Subsidiary government grant advances	314	218
Others	11	223
Other Payables	$ 2,303	$ 2,239